CONCORD FUND, INC.
                                 FORTY-NINTH
                                ANNUAL REPORT

                               FOR THE YEAR ENDED
                               SEPTEMBER 30, 1998

Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy, unless a Prospectus has been previously received and except in conjunction with a Prospectus.

                               CONCORD FUND, INC.

                                                               November 30, 1998

Dear Stockholder,

     Enclosed is the Annual Report for the year ended September 30, 1998. As the Fund is liquidating, this is the final Annual Report that you will receive.

     The liquidating value of the Fund is $15.43 per share. To receive payment for your shares, you must return the Letter of Transmittal and any share certificates in your possession directly to ChaseMellon Shareholder Services.

     If you have not received the necessary forms, require any assistance or have questions about how to receive your check, please call ChaseMellon Shareholder Services at 1-800-777-3674.

     The Fund's directors appreciate your patience while we worked to determine the best course of action regarding the Fund.



                               Sincerely,




                               Gerald I. White, CFA
                               President

                             Schedule of Investments
                               September 30, 1998


         Name of Issuer               Face       Market
       and Title of Issue            Amount       Value

SHORT-TERM SECURITIES

   BANK COMMERCIAL PAPER
      DUE 10/22/98 WITH A 5.27%
      EFFECTIVE YIELD ON THE DATE
      OF PURCHASE.................. $460,891   $460,891

TOTAL SHORT-TERM SECURITIES
   (COST $460,891) (102.6%)........             460,891

CASH (11.6%).......................              52,014

LIABILITIES (14.2%)................             (63,648)

TOTAL NET ASSETS (100%)............            $449,257


     See notes to financial statements.

               Statement of Assets and Liabilities in Liquidation
                               September 30, 1998

                                     ASSETS

Investments at market (cost-$460,891) -
Note C...............................     $      460,891
Cash  ..................................          52,014
TOTAL ASSETS............................         512,905

                                   LIABILITIES

Accounts payable and accrued expenses......       63,648
TOTAL LIABILITIES..........................       63,648
Net Assets In Liquidation (equivalent
   to $15.43 per share based on 29,124
   shares outstanding) -Note E............. $    449,257



                             Statement of Operations
                          Year Ended September 30, 1998

INVESTMENT INCOME (LOSS)
   Income:
      Interest............................. $     29,548

   Expenses:
       Custodian and
         accounting fees..........$ 118,633
       Professional fees..........  110,354
       Stockholder and regulatory
         reports..................    4,663
       Insurance..................    1,862      235,512
       Net Investment Loss........              (205,964)
REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS.................                  -

NET DECREASE IN NET ASSETTS
   RESULTING FROM OPERATIONS......            $ (205,964)

     See notes to financial statements.

                       Statements of Changes In Net Assets

                                         Year Ended
                                        September 30
                                      1998        1997
INCREASE (DECREASE)
   IN NET ASSETS
   FROM OPERATIONS
   Net investment loss             $ (205,964) $  (49,336)
   Net realized gain from
      investment transactions......     -         112,879
   Change in unrealized
      appreciation of
      investments..................     -         (77,025)

Net DECREASE IN
   NET ASSETS RESULTING FROM
   OPERATIONS......................  (205,964)    (13,482)

DISTRIBUTIONS TO SHAREHOLDERS
   FROM NET REALIZED GAIN ON
   INVESTMENTS-Note C..............  (113,538)    (87,260)

CAPITAL SHARE
   TRANSACTIONS-Note E
   Cost of shares repurchased......   (20,999)    (22,617)

NET DECREASE
   IN NET ASSETS ..................  (340,501)   (123,359)

NET ASSETS
   Beginning of year...............   789,758     913,117

   End of year ....................$  449,257  $  789,758





     See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

Note A--NATURE OF OPERATIONS AND BASIS OF ACCOUNTING

     Concord Fund, Inc., (the "Fund"), has historically sold fund shares previously registered for sale under the Securities and Exchange Commission requirements. Since the Fund decided to liquidate, it measures its assets and liabilities at the amounts of cash expected in liquidation and reports changes in estimates when they are known.

Note B--PLAN OF LIQUIDATION

     Effective June 26, 1998, the shareholders voted to liquidate the Fund after concluding that this was in the best interest of the Fund. Management will begin liquidating the Fund in December 1998. The remaining funds will be distributed to shareholders upon complete liquidation of the Fund's assets and liabilities.

Note C--ACCOUNTING POLICIES

     The Fund is a diversified, open-end management investment company which has been registered under the Investment Company Act of 1940, as amended. At September 30, 1998, Fund shares were not available for sale to the general public since such shares were not currently registered for sale under Securities and Exchange Commission requirements. Significant accounting policies of the Fund are as follows:

     Valuation of Investments: Short-term investments are carried at cost plus accrued interest.

     Federal Income Taxes: For the year ended September 30, 1998, the Fund qualified to be taxed as a "regulated investment company" and, as such, (and by complying with the applicable provisions of the Internal Revenue Code), was not subject to federal income tax on taxable income (including any realized capital gains) which was distributed to shareholders. Realized gains from security transactions are distributed to shareholders in the succeding year.

     The Fund declared and paid in January, 1998, a dividend on 1997 capital gains of $3.76 per share aggregating $113,538.

Note D--INVESTMENT TRANSACTIONS

     There were no purchases or sales of securities (excluding short-term Securities) during the year ended September 30, 1998.

Note E--CAPITAL STOCK

     At September 30, 1998, there were 2,000,000 shares of $1 par value capital stock authorized. During fiscal 1998 and 1997, no capital shares were sold, and 1,184 and 855 shares were purchased for $20,999 and $22,617, respectively.

Net assets at September 30, 1998
   consisted of:
   Capital stock 29,124 shares at $1.00
      par value outstanding........             $   29,124
   Paid-in surplus.................                420,133
   Capital paid in.................                449,257
   Accumulated net realized gains on
      securities transactions......                   -
Net assets at September 30, 1998...              $ 449,257

     During the year ended September 30, 1998, the Fund reclassified $205,964 from accumulated net investment loss to capital paid in.

Financial Highlights
Selected data for each share of capital stock outstanding throughout each year:


                                                                            Year Ended September 30,
                                                            1998           1997      1996         1995       1994
                                                            ----------------------------------------------------------


Net Asset Value, Beginning of Year...................      $26.06       $29.30     $28.04        $29.34      $29.40
Income/(Loss) from Investment Operations:
     Net Investment Loss.............................       (6.87)       (1.61)     (0.26)       (1.08)        (.51)
     Net Realized and Unrealized Gain on Investments.        0.00         1.17       2.07         1.36          .45
Total From Investment Operations.....................       (6.87)       (0.44)      1.81          .28         (.06)
Less Distributions to Shareholders From:
     Net Realized Gains..............................       (3.76)       (2.80)     (0.55)       (1.58)        0.00
     Capital Paid In.................................        0.00         0.00       0.00         0.00         0.00
Total Distributions..................................       (3.76)       (2.80)     (0.55)       (1.58)        0.00
Net Asset Value, End of Year.........................      $15.43       $26.06     $29.30       $28.04       $29.34
Total Return.........................................      (33.17%)      (1.62%)     6.67%        1.20%       (0.20%)
Ratios and Supplemental Data:
Net Assets, End of Period (000's omitted)............       $449          $790      $913         $951        $1,067
Ratios to Average Net Assets:
     Expenses........................................       38.68%       10.19%      5.02%        8.57%        5.16%
     Net Investment Loss.............................      (33.83%)      (5.94%)    (0.71%)      (3.57%)      (1.78%)
Portfolio Turnover Rate..............................        0.00%        0.00%      0.00%        0.00%        0.00%

Independent Auditor's Report

To the Board of Directors and Shareholders
CONCORD FUND, INC.

     We have audited the accompanying statement of assets and liabilities in liquidation of Concord Fund, Inc., including the schedule of investments, as of September 30, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended, and the financial highlights for the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note B to the financial statements, the shareholders of Concord Fund, Inc. approved a plan of liquidation on June 26, 1998, and the Fund will commence liquidation in December 1998. As a result, the fund has changed its basis of accounting for periods subsequent to June 26, 1998 to the liquidation basis.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets in liquidation of Concord Fund, Inc. at September 30, 1998, the results of its operations for the year then ended, and the changes in its net assets for the two years then ended and financial highlights for the five years then ended, in conformity with generally accepted accounting principles.


                                              WOLF & COMPANY, P.C.


Boston, Massachusetts
November 3, 1998

                               Concord Fund, Inc.

                                    Custodian
                            JEFFERIES & COMPANY, INC.
                      11100 Santa Monica Blvd., 10th Floor
                              Los Angeles, CA 90025

                   Transfer Agent & Dividend Dispersing Agent
                        CHASE MELLON SHAREHOLDER SERVICES
                              450 West 33rd Street
                               New York, NY 10001

            Counsel              Independent Auditors
     BERNER & BERNER, P.C.       WOLF & COMPANY, P.C.
      515 Madison Avenue        One International Place
      New York, NY 10022           Boston, MA 02110

                             Record of Distributions

Fiscal years      Dividends     Net asset    Distributions      Net asset
    Ended           from        value per    from realized      value plus
September 30,     ordinary    share are end    gain on           cumulative
                   income        of year      investments      capital gain


1950                $ .30         $11.32           $.05          $11.37
1951..........        .65         12.55            1.25           13.85
1952..........        .39         12.73            None           14.03
1953..........        .48         11.98             .72           14.00
1954..........        .42         14.59             .33           16.94
1955..........        .60         17.83            1.02           21.20
1956..........        .61         16.03            2.85           22.25
1957..........        .51         12.71            1.90           20.83
1958..........        .49         14.91             .50           23.53
1959..........        .39         14.58            1.90           25.10
1960..........        .44         13.76            None           24.28
1961..........        .28         14.21            1.35           26.08
1962..........        .19         10.38            None           22.25
1963..........        .16         12.84            None           24.71
1964..........        .17         13.18            None           25.05
1965..........        .12         13.94            None           25.81
1966..........        .11         13.68             .30           25.85
1967..........        .22         18.74             .50           31.41
1968..........        .30         23.20            None           35.87
1969..........        .50         15.17            3.96           31.80
1970..........        .05         11.42             .83*          28.88
1971..........        .22         11.05            None           28.51
1972..........        .24         11.43            None           28.39
1973..........        .25         10.08            None           27.54
1974..........        .11          6.64            None           24.10
1975..........        .14          7.93            None           25.39

1976..........        .16         11.78            None           29.24
1977..........        .32         12.49            None           29.95
1978..........        .39         15.03            None           32.49
1979..........        .48         17.83            None           35.29
1980..........        .56         19.24            None           36.70
1981..........        .57         19.38            None           36.84
1982..........        .75         20.09            None           37.55
1983..........        .78         25.77            None           43.23
1984..........        .78         26.33            None           43.79
1985..........       1.20         27.40            None           44.86
1986..........       1.20         27.70            None           45.16
1987..........        .76         33.45            None           50.91
1988..........        .30         26.54            2.25           46.25
1989..........        .06         26.41            1.04           47.16
1990..........        .27         21.16            None           41.91
1991..........        .15         23.64            None           44.39
1992..........       None         26.89            None           47.64
1993..........       None         29.40            None           50.15
1994..........       None         29.34            None           50.09
1995..........       None         28.04            1.58           50.37
1996..........       None         29.30             .55           52.18
1997..........       None         26.06            2.80           51.74
1998..........       None         15.43            3.76           44.87


     *Includes 35(cent) per share of net realized short term capital gains taxable to stockholders as ordinary income.